Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Parenthetical) (Detail) (Employees Stock Option Scheme)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	18,903,115	[1]	33,459,050	[1]	20,559,850	[1]
Pending Allotment of Equity Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	728,290		728,290

[1]	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares. As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.